Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 11: Intangible Assets

Table 11.1 presents the gross carrying value of intangible assets and accumulated amortization.

Table 11.1: Intangible Assets

	December 31, 2018			December 31, 2017
(in millions)	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets (1):
MSRs (2)	$4,161	(2,718)	1,443	3,876	(2,452)	1,424
Core deposit intangibles	12,834	(12,834)	—	12,834	(12,065)	769
Customer relationship and other intangibles	3,994	(3,449)	545	3,994	(3,153)	841
Total amortized intangible assets	$20,989	(19,001)	1,988	20,704	(17,670)	3,034
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$14,649			13,625
Goodwill	26,418			26,587
Trademark	14			14

(1)	Excludes fully amortized intangible assets.

(2)	See Note 10 (Mortgage Banking Activities) for additional information on MSRs.

Table 11.2 provides the current year and estimated future amortization expense for amortized intangible assets. We based our projections of amortization expense shown below on existing asset balances at December 31, 2018. Future amortization expense may vary from these projections.

Table 11.2: Amortization Expense for Intangible Assets

(in millions)	Amortized MSRs	Core deposit intangibles	Customer relationship and other intangibles (1)	Total
Year ended December 31, 2018 (actual)	$266	769	299	1,334
Estimate for year ended December 31,
2019	$260	—	116	376
2020	233	—	97	330
2021	200	—	83	283
2022	178	—	69	247
2023	150	—	59	209

(1)	The year ended December 31, 2018, balance includes $10 million for lease intangible amortization.
Table 11.3 shows the allocation of goodwill to our reportable operating segments.

Table 11.3: Goodwill

(in millions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Consolidated Company
December 31, 2016	$16,849	8,585	1,259	26,693
Reclassification of goodwill held for sale to other assets (2)	—	(116)	—	(116)
Reduction in goodwill related to divested businesses and other (2)	—	(14)	—	(14)
Goodwill from business combinations	—	—	24	24
December 31, 2017 (1)	$16,849	8,455	1,283	26,587
Reclassification of goodwill held for sale to other assets	(155)	—	—	(155)
Reduction in goodwill related to divested businesses and other	(9)	(5)	—	(14)
December 31, 2018 (1)	$16,685	8,450	1,283	26,418

(1)
At December 31, 2017, other assets included Goodwill classified as held-for-sale of $13 million related to the sales agreement for Wells Fargo Shareowner Services. At December 31, 2018, there was no Goodwill classified as held-for-sale in other assets.

(2)	The prior period has been revised to conform with the current period presentation.

We assess goodwill for impairment at a reporting unit level, which is one level below the operating segments. Our goodwill was not impaired at December 31, 2018 and 2017. The fair values exceeded the carrying amount of our respective reporting units by approximately 42% to 544% at December 31, 2018. See Note 26 (Operating Segments) for further information on management reporting.